Investments in Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2026
Investments in Equity Method Investees [Abstract]
Schedule of Investments in Equity Method Investees

The following table provides a reconciliation of the investments in equity method investees in the Group’s consolidated balance sheets as of March 31, 2025 and 2026 and the amount of underlying equity in net assets of the equity investees:

	As of March 31,
	2025	2026
	$	$

The Group’s proportionate share of equity in the net assets of equity investees	5	5
Less: Accumulated impairment losses recognized	(5)	(5)

Investments in equity investees reported in the consolidated balance sheets	-	-